Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Taxes Amount [Abstract]
Taxes at federal statutory rate		$ 4,085	$ 2,809
State and local income tax, net of federal income tax benefit	[1]	274	164
Tax Credits [Abstract]
Qualified zone academy bond credits		(31)	(24)
Nontaxable or Nondeductible Items [Abstract]
Tax-exempt income, net		(420)	(422)
Bank owned life insurance		(174)	(186)
Other		20	17
Other adjustments		97	19
Net provision for income taxes from continuing operations		$ 3,851	$ 2,377
% of Pretax Income [Abstract]
Taxes at federal statutory rate		21.00%	21.00%
State and local income tax, net of federal income tax benefit	[1]	1.41%	1.23%
Tax credits [Abstract]
Qualified zone academy bond credits		(0.16%)	(0.18%)
Nontaxable or Nondeductible Items [Abstract]
Tax-exempt income, net		(2.16%)	(3.15%)
Bank owned life insurance		(0.89%)	(1.39%)
Other		0.10%	0.13%
Other adjustments		0.50%	0.13%
Total income taxes		19.80%	17.77%

[1]	State taxes in West Virginia made up the majority (greater than 50%) of the tax effect in this category.